Offerings	May 13, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Fee Rate	0.01531%
Offering Note	Note 1.a - This registration statement registers an unspecified amount of securities of each identified class. The securities registered hereunder may be sold together or as units with other securities registered hereunder. Note 1.b - Offering relates to Agree Realty Corporation. Note 1.c - An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices or upon conversion, exchange or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for, such securities, including as a result of share splits, anti-dilution adjustments, share distributions, or similar transactions. Note 1.d - In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01531%
Offering Note	See offering notes 1.a, 1.b, 1.c, and 1.d.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	See offering notes 1.a, 1.b, 1.c, and 1.d. Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. Depository shares will represent an interest in a fractional share of preferred stock or multiple shares of preferred stock.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See offering notes 1.a, 1.b, 1.c, and 1.d.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of debt securities
Fee Rate	0.01531%
Offering Note	See offering notes 1.a, 1.b, 1.c, and 1.d. We are also registering an indeterminate amount of guarantees of debt securities of Agree Limited Partnership by Agree Realty Corporation and certain of our subsidiaries listed in the Table of Co-Registrants. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01531%
Offering Note	See offering notes 1.a, 1.c, and 1.d. Offering relates to Agree Limited Partnership.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of debt securities
Fee Rate	0.01531%
Offering Note	See offering notes 1.a, 1.c, and 1.d. We are also registering an indeterminate amount of guarantees of debt securities of Agree Limited Partnership by Agree Realty Corporation and certain of our subsidiaries listed in the Table of Co-Registrants. Pursuant to Rule 457(n) under the Securities Act, no separate Offering relates to subsidiary guarantors.